Supplementary cash flow information - Interest and income taxes paid and received (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash Flow Statement [Abstract]
Interest paid	$ 131,646	$ 131,433
Interest received	15,929	21,951
Income taxes paid	$ 382,833	$ 390,867